MARKETABLE SECURITIES - Securities in Continuous Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross Unrealized Losses
Less Than 12 Months	$ (1,799)	$ (2,483)
12 Months or Longer	(1,747)	(790)
Total	(3,546)	(3,273)
Estimated Fair Value
Less Than 12 Months	144,484	129,603
12 Months or Longer	76,601	24,319
Total	221,085	153,922
Gross Unrealized Losses
Less Than 12 Months	(94)	(4,179)
12 Months or Longer	(354)	(521)
Total	(448)	(4,700)
Estimated Fair Value
Less Than 12 Months	15,729	118,926
12 Months or Longer	29,708	2,350
Total	45,437	121,276
Corporate bonds
Gross Unrealized Losses
Less Than 12 Months	(50)	(377)
12 Months or Longer	0	0
Total	(50)	(377)
Estimated Fair Value
Less Than 12 Months	8,019	22,529
12 Months or Longer	0	0
Total	8,019	22,529
Municipal securities
Gross Unrealized Losses
Less Than 12 Months	0	(622)
12 Months or Longer	(200)	0
Total	(200)	(622)
Estimated Fair Value
Less Than 12 Months	0	7,219
12 Months or Longer	7,546	0
Total	7,546	7,219
Mortgage-backed securities
Gross Unrealized Losses
Less Than 12 Months	(658)	(1,047)
12 Months or Longer	(1,135)	(561)
Total	(1,793)	(1,608)
Estimated Fair Value
Less Than 12 Months	42,881	44,420
12 Months or Longer	47,797	15,270
Total	90,678	59,690
Collateralized mortgage obligations
Gross Unrealized Losses
Less Than 12 Months	(1,091)	(437)
12 Months or Longer	(412)	(229)
Total	(1,503)	(666)
Estimated Fair Value
Less Than 12 Months	93,584	55,435
12 Months or Longer	21,258	9,049
Total	114,842	64,484
Municipal securities
Gross Unrealized Losses
Less Than 12 Months	(37)	(3,889)
12 Months or Longer	(181)	0
Total	(218)	(3,889)
Estimated Fair Value
Less Than 12 Months	9,230	98,943
12 Months or Longer	19,961	0
Total	29,191	98,943
Mortgage-backed securities
Gross Unrealized Losses
Less Than 12 Months	(57)	(290)
12 Months or Longer	(173)	0
Total	(230)	(290)
Estimated Fair Value
Less Than 12 Months	6,499	19,983
12 Months or Longer	9,747	0
Total	16,246	19,983
Collateralized mortgage obligations
Gross Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	(521)
Total	0	(521)
Estimated Fair Value
Less Than 12 Months	0	0
12 Months or Longer	0	2,350
Total	$ 0	$ 2,350